Shareholders' Equity - Schedule of Share Capital Transactions Relating To Common Shares A (Detail) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Cancellation Of Shares		(198,301,000)	(451,140,000)
Final dividend 2021 [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	[1]			(18,676)
Share buyback program				24,364,000
Interim dividend 2021 [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Dividend	[1]			(21,365)
Share buyback program				29,833,000

[1]	Dividend distribution paid from treasury shares (note 25.3 Treasury shares).